Taxes payable (Tables)	12 Months Ended
Dec. 31, 2018
Taxes Payable
Schedule of taxes payable
	2018	2017

Brazil
IPI	64,672	60,917
IR and CSL	57,664	405,567
ICMS	239,126	257,720
PIS and COFINS	145,090	82,140
Other	36,454	52,926

Other countries
IR	11,604	66,059
Value-added tax	7,482	22,242
Other	25,085
Total	587,177	947,571

Current liabilities	501,273	894,769
Non-current liabilities	85,904	52,802
Total	587,177	947,571